Offerings - Offering: 1	Dec. 19, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	1,200,000
Proposed Maximum Offering Price per Unit	28.49
Maximum Aggregate Offering Price	$ 34,188,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 5,234.18
Offering Note
(1)Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers such indeterminable number of additional shares of Common Stock of the Registrant as may become issuable to prevent dilution in the event of stock splits, stock dividends or similar transactions pursuant to the terms of the Fourth Amended and Restated United Natural Foods, Inc. 2020 Equity Incentive Plan.
(2)Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and 457(h) under the Securities Act, based upon the average of the high and low prices of the Common Stock, as reported on the New York Stock Exchange on December 12, 2024.